COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2014 USD ($)
Loan From Related Party Details
2015	$ 4,290,251
2016	3,341,574
2017	2,680,097
2018	1,724,342
2019	1,090,866
Thereafter	2,017,403
Total	$ 15,144,533